Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000105864 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000105864 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105864 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000105864 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000105864 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105864 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105864 | ICON Plc
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105864 | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105864 | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105864 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105864 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105864 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000105864 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	79.60%
C000234997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234997 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000226517 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226517 | Coinbase Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226517 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226517 | Core Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226517 | MARA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226517 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226517 | Bit Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226517 | Cipher Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226517 | Galaxy Digital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226517 | Cleanspark, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000226517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000226517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000202548 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202548 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202548 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202548 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202548 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202548 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202548 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202548 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202548 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202548 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202548 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000202548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000202548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000202548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000202548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000202548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000202548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000161562 | The Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161562 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000161562 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161562 | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161562 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161562 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161562 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161562 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161562 | Antero Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161562 | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161562 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000037683 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000037683 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000037683 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000037683 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000037683 | PureCycle Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037683 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037683 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037683 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037683 | Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037683 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037683 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000037683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000037683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000252161 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000252161 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000252161 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252161 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000252161 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000252161 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000252161 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000252161 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000252161 | ARM Holdings Plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000252161 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252161 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000252161 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000252161 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000057274 | Flutter Entertainment Plc
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057274 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057274 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057274 | Las Vegas Sands Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000057274 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057274 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000057274 | Galaxy Entertainment Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057274 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000057274 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057274 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057274 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000057274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000057274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000237442 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237442 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237442 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237442 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237442 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237442 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237442 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237442 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237442 | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237442 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237442 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000237442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000237442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195523 | VanEck Merk Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000195523 | VanEck Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000195523 | VanEck Energy Income ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195523 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195523 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195523 | iShares Residential and Multisector Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195523 | Global X US Infrastructure Development ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195523 | VanEck Uranium and Nuclear ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195523 | VanEck Steel ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195523 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195523 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000195523 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195523 | Income Assets
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000195523 | Financial Assets
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000195523 | Resource Assets
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000170115 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170115 | Exchanged Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000230655 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230655 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230655 | Allegion plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230655 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230655 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230655 | Equifax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230655 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230655 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230655 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230655 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230655 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000230655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204594 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Allegion plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Masco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Brambles Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Kao Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204594 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000204594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000204594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000204594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000204594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000204594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000204594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000155517 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155517 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | ANTA Sports Products Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155517 | Inner Mongolia Yili Industrial Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155517 | Beijing Enterprises Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000155517 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155517 | BT Group Plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155517 | Dexus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155517 | China Gas Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155517 | Just Eat Takeaway.com NV
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000155517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000155517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000155517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000155517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000155517 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000155517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000155517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000155517 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237985 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Allegion plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Scotts Miracle-Gro Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | Lithia Motors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | DoorDash, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Hasbro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000237985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000237985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000237985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000237985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112255 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Allegion plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Bio-Rad Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112255 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000112255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000112255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000112255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000245436 | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245436 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245436 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245436 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245436 | Agilent Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245436 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245436 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245436 | Veeva Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245436 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245436 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245436 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000245436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000245436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000245436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000245436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000245438 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245438 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245438 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245438 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245438 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245438 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245438 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Campbell Soup Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245438 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245438 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000245438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000245438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000245438 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000245438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000245438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105867 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105867 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105867 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105867 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000105867 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105867 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105867 | AstraZeneca Plc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105867 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Haleon Plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105867 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105867 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000105867 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000105868 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105868 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000105868 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105868 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105868 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105868 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105868 | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105868 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000105868 | The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105868 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105868 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000105868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000105868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240884 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240884 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240884 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240884 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240884 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240884 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240884 | Dassault Systemes SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240884 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240884 | Hexagon AB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240884 | Denso Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240884 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000240884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000240884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000105869 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105869 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105869 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105869 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105869 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105869 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105869 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105869 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105869 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105869 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105869 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000105869 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000225680 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225680 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225680 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225680 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225680 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | SoFi Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000225680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000225680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000225680 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000225680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203937 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203937 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203937 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203937 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203937 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203937 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203937 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203937 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203937 | Roblox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203937 | Unity Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203937 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000203937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000203937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%